Property and Equipment, and Investment Properties	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipment And Investment Property Abstract [Abstract]
Disclosure Of Property Plant And Equipment And Investment Property Explanatory

14. Property and Equipment, and Investment Properties

Details of property and equipment as of December 31, 2016 and 2017, are as follows:

	2016
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	2,325,568	￦	—	￦	(1,018)	￦	2,324,550
Buildings		1,469,894		(482,319)		(5,859)		981,716
Leasehold improvements		711,316		(637,588)		—		73,728
Equipment and vehicles		1,591,143		(1,353,935)		(6,938)		230,270
Construction in progress		4,205		—		—		4,205
Financial lease assets		34,111		(21,312)		—		12,799

Total	￦	6,136,237	￦	(2,495,154)	￦	(13,815)	￦	3,627,268

	2017
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	2,475,372	￦	—	￦	(1,018)	￦	2,474,354
Buildings		2,061,717		(684,705)		(5,859)		1,371,153
Leasehold improvements		783,446		(693,717)		—		89,729
Equipment and vehicles		1,699,563		(1,456,358)		—		243,205
Construction in progress		14,808		—		—		14,808
Financial lease assets		34,789		(26,341)		—		8,448

Total	￦	7,069,695	￦	(2,861,121)	￦	(6,877)	￦	4,201,697

The changes in property and equipment for the years ended December 31, 2016 and 2017, are as follows:

	2016
	Beginning		Acquisition		Transfers[1]		Disposal		Depreciation[2]		Business combination		Others		Ending
	(In millions of Korean won)
Land	￦	2,080,686	￦	98,566	￦	71,086	￦	(127)	￦	—	￦	74,319	￦	20	￦	2,324,550
Buildings		936,813		4,008		34,811		(545)		(33,385)		39,950		64		981,716
Leasehold improvement		54,844		7,843		48,504		(1,033)		(50,200)		3,431		10,339		73,728
Equipment and vehicles		194,492		141,546		—		(1,553)		(131,926)		21,196		6,515		230,270
Construction in-progress		635		144,589		(141,020)		—		—		—		1		4,205
Financial lease assets		19,913		605		—		—		(7,719)		—		—		12,799

Total	￦	3,287,383	￦	397,157	￦	13,381	￦	(3,258)	￦	(223,230)	￦	138,896	￦	16,939	￦	3,627,268

	2017
	Beginning		Acquisition		Transfers[1]		Disposal		Depreciation[2]		Business combination		Others		Ending
	(In millions of Korean won)
Land	￦	2,324,550	￦	35,242	￦	(89,338)	￦	(11,203)	￦	—	￦	215,274	￦	(171)	￦	2,474,354
Buildings		981,716		14,611		31,608		(12,314)		(48,280)		403,816		(4)		1,371,153
Leasehold improvement		73,728		10,973		57,663		(858)		(66,279)		497		14,005		89,729
Equipment and vehicles		230,270		124,702		(16,695)		(452)		(138,317)		42,703		994		243,205
Construction in-progress		4,205		112,840		(102,352)		—		—		127		(12)		14,808
Financial lease assets		12,799		679		—		—		(5,030)		—		—		8,448

Total	￦	3,627,268	￦	299,047	￦	(119,114)	￦	(24,827)	￦	(257,906)	￦	662,417	￦	14,812	￦	4,201,697

[1]	Including transfers with investment property and assets held for sale.
[2]	Including depreciation cost and others ￦212 million and ￦157 million recorded in other operating expenses in the statements of comprehensive income for the years ended December 31, 2016 and 2017, respectively.

The changes in accumulated impairment losses of property and equipment for the years ended December 31, 2016 and 2017, are as follows:

2016
Beginning		Impairment		Reversal		Business combination	Others		Ending
(In millions of Korean won)
￦	(6,877)	￦	—	￦	3,383	￦ (10,321)	￦	—	￦ (13,815)

2017
Beginning		Impairment		Reversal		Business combination		Disposal and others		Ending
(In millions of Korean won)
￦	(13,815)	￦	—	￦	—	￦	—	￦	6,938	￦ (6,877)

Details of investment property as of December 31, 2016 and 2017, are as follows:

	2016
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	203,795	￦	—	￦	(1,404)	￦	202,391
Buildings		616,085		(63,465)		—		552,620

Total	￦	819,880	￦	(63,465)	￦	(1,404)	￦	755,011

	2017
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	252,234	￦	—	￦	(738)	￦	251,496
Buildings		719,920		(122,935)		—		596,985

Total	￦	972,154	￦	(122,935)	￦	(738)	￦	848,481

The valuation technique and input variables that are used to measure the fair value of investment property as of December 31, 2017, are as follows:

2017
	Fair value		Valuation technique	Inputs
(In millions of Korean won)
Land and buildings	￦	35,886	Cost Approach Method	- Price per square meter - Replacement cost

		178,083	Market comparison method	- Price per square meter

		679,614	Income approach	- Discount rate - Capitalization rate - Vacancy rate

As of December 31, 2016 and 2017, fair values of the investment properties amount to ￦786,506 million and ￦893,583 million, respectively. The investment properties were measured by qualified independent appraisers with experience in valuing similar properties in the same area. In addition, per the fair value hierarchy on Note 6.1, the fair value hierarchy of all investment properties has been categorized and classified as Level 3.

Rental income from the above investment properties for the years ended December 31, 2016 and 2017, amounts to ￦12,884 million and ￦59,259 million, respectively.

The changes in investment property for the years ended December 31, 2016 and 2017, are as follows:

	2016
	Beginning		Acquisition		Transfers		Depreciation		Business combination		Others		Ending
	(In millions of Korean won)
Land	￦	124,553	￦	—	￦	(17,184)	￦	—	￦	92,826	￦	2,196	￦	202,391
Buildings		87,262		1,254		(8,108)		(2,531)		441,905		32,838		552,620

Total	￦	211,815	￦	1,254	￦	(25,292)	￦	(2,531)	￦	534,731	￦	35,034	￦	755,011

	2017
	Beginning		Acquisition		Transfers		Disposal		Depreciation		Business combination		Others		Ending
	(In millions of Korean won)
Land	￦	202,391	￦	—	￦	(39,533)	￦	(330)	￦	—	￦	91,618	￦	(2,650)	￦	251,496
Buildings		552,620		262		(33,737)		(1,263)		(20,096)		141,106		(41,907)		596,985

Total	￦	755,011	￦	262	￦	(73,270)	￦	(1,593)	￦	(20,096)	￦	232,724	￦	(44,557)	￦	848,481